Fair Value Measurements - Summary Of Changes In Fair Value Of Related Party Derivative Liabilities Related To Convertible Notes (Details) - Related Party Convertible Notes [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,395,000	$ 0
Additions		4,187,000
Change in fair value recorded in earnings	(30,000)	208,000
Converted to common stock	(4,365,000)
Ending balance	$ 0	$ 4,395,000